STOCKHOLDERS' DEFICIT	9 Months Ended	12 Months Ended
	Sep. 30, 2024	Dec. 31, 2023
STOCKHOLDERS' DEFICIT
Note 11	Equity

Preferred Stock

The Company has Series A Convertible Preferred Stock (“Series A Preferred”) outstanding. The Company has 10,000,000 shares of preferred stock authorized with a par value of $0.0001. The Company has allocated 6,500 of such shares for the Series A Preferred and 6,158 shares for Series A Preferred were issued and outstanding as of September 30, 2024.

Series A Preferred Stock

The Series A Preferred has the following rights and privileges:

Voting – Series A preferred stockholders are permitted to vote with the same voting rights as common stockholders in any actions to be taken by the stockholders of the Corporation, including any action with respect to the election of directors to the Board of Directors of the Corporation. With respect to any vote with the class of Common Stock, each Preferred Share shall entitle the holder thereof to cast that number of votes per share as is equal to the number of shares of Common Stock into which it is then convertible (subject to the ownership limitations specified 4.99%) using the record date for determining the stockholders of the Company eligible to vote on such matters as the date as of which the Conversion Price is calculated.

Dividend – Series A preferred stockholders shall be entitled to receive cumulative participating dividends when and if declared. Dividends are prior and in preference to any declaration or payment of any dividend to the common stockholders of the Company.

Liquidation – In the event of a Liquidation Event, the Holders shall be entitled to receive in cash out of the assets of the Company, whether from capital or from earnings available for distribution to its stockholders (the “Liquidation Funds”), before any amount shall be paid to the holders of any of shares of Junior Stock, but junior with respect to any Senior Preferred Stock then outstanding, an amount per Preferred Share equal to the amount per share such Holder would receive if such Holder converted such Preferred Share into Common Stock immediately prior to the date of such payment.

Conversion – Series A preferred stock is convertible into common stock at the option of the holder, at the initial rate of $10.00 per share, with an alternate optional conversion, with respect to any Alternate Conversion that price which shall be the lowest of (i) the applicable Conversion Price as in effect on the applicable Conversion Date of the applicable Alternate Conversion, and (ii) the greater of (x) the Floor Price and (y) 90% of the price computed as the quotient of (I) the sum of the VWAP of the Common Stock for each of the three (3) Trading Days with the lowest VWAP of the Common Stock during the ten (10) consecutive Trading Day period ending and including the Trading Day immediately preceding the delivery or deemed delivery of the applicable Conversion Notice, divided by (II) three (3) (such period, the “Alternate Conversion Measuring Period”). All such determinations to be appropriately adjusted for any stock dividend, stock split, stock combination, reclassification or similar transaction that proportionately decreases or increases the Common Stock during such Alternate Conversion Measuring Period.

Common Stock

The Company is authorized to issue 100,000,000 common shares with a par value of $0.0001 per share. In connection with the business combination with DHAC which resulted in a reverse recapitalization, VSee Lab converted the 371,715 shares of Series A preferred stock and 1,228,492 Series A-1 Preferred Stock into VSee Lab Class A common stock for a total of 12,165,889 common stock, which resulted in 4,879,067 shares of Company Common Stock based on an exchange ratio of 0.40. For periods prior to the Business Combination as disclosed in Note 1 above, the reported share and per share amounts have been retroactively converted by the applicable exchange ratio.

In June 2024, the Company entered into a consulting agreement with a third party, under which it agreed to an initial issuance of $25,000 in shares of common stock, as well as the future issuance of $25,000 shares of common stock upon each future Form 10-Q or Form 10-K filing. The Company is accounting for this share-based payment arrangement under ASC 718, and the obligation to issue the future shares is classified as a liability as it represents a variable share settled instrument that would be subject to ASC 480. During the quarter ended September 30, 2024, the Company recognized $31,250 in consulting expense related to the share issuance obligation and issued 2,500 shares of common stock with an estimated fair value of $25,000 to the third-party consultant.

In August 2024, the holders of the Additional Bridge Notes converted an aggregate $41,417 of outstanding principal into 14,199 shares of common stock, at a conversion price based on a 5% discount to the prior trading day VWAP and $566,740 of outstanding principal on the Exchange Note was converted into 213,759 shares of common stock, at a conversion price based on a 5% discount to the prior trading day VWAP.

In August 2024, the Company issued 25,000 shares of common stock to former placement agents in relation to prior services provided under a now terminated placement agent agreement. The Company estimated the fair value of the shares of common stock issued to be $66,750 and recorded this amount as an expense during the quarter ended September 30, 2024.

In August 2024, the Company issued 200,000 shares of common stock to a vendor in relation to outstanding and past due accounts payable balances. None of the accounts payable balances were written off or otherwise adjusted. The Company estimated the fair value of the shares of common stock issued to be $534,000. The Company concluded that the issuance of common stock to the vendor represented an extinguishment of the outstanding payables for accounting purposes and recorded a loss on extinguishment of $534,000 during the quarter ended September 30, 2024.

In September 2024, the Company issued 100,000 shares of common stock to Ascent as additional consideration for entering into the September 2024 SPA and related agreements.

As of September 30, 2024 and December 31, 2023, there were 15,362,278 and 4,639,643 shares of Common Stock outstanding.

Voting Rights –   Each holder of Common Stock is entitled to one vote for each share of Common Stock held of record by such holder on all matters on which stockholders generally are entitled to vote. The holders of Common Stock do not have cumulative voting rights in the election of directors. Generally, all matters to be voted on by stockholders must be approved by a majority (or, in the case of election of directors, by a plurality) of the votes entitled to be cast by all stockholders present in person or represented by proxy, voting together as a single class.

Dividend Rights –    Subject to preferences that may be applicable to any outstanding Preferred Stock, the holders of shares of Common Stock are entitled to receive ratably such dividends, if any, as may be declared from time to time by the Board out of funds legally available for such purposes.

Liquidation Rights –    In the event of any voluntary or involuntary liquidation, dissolution or winding up of the Company’s affairs, the holders of Common Stock are entitled to share ratably in all assets remaining after payment of the Company’s debts and other liabilities, subject to prior distribution rights of Preferred Stock or any class or series of stock having a preference over the Common Stock, then outstanding, if any.

Other Rights –    The holders of Common Stock have no pre-emptive or conversion rights or other subscription rights. There are no redemption or sinking fund provisions applicable to the Common Stock. The rights, preferences and privileges of holders of the Common Stock will be subject to those of the holders of any shares of the Preferred Stock that the Company may issue in the future.

Stock Options

In June 2024, the DHAC board of directors and stockholders approved the VSee Health, Inc. 2024 Equity Incentive Plan (the “2024 Plan”). There are currently 2,544,021 shares reserved for issuance under the 2024 Plan. At the Closing of the Business Combination on June 24, 2024, the Company granted 803,646 stock options with an exercise price equal to $12.11 pursuant to the 2024 Equity Incentive Plan to the individuals, in the amounts, and on the terms set forth in the Business Combination Agreement.

The 2024 Plan provides for the grant of stock options, including options that are intended to qualify as “incentive stock options” under Section 422 of the Internal Revenue Code, as well as non-qualified stock options. Each award is set forth in a separate agreement with the person who received the award which indicates the type, terms and conditions of the award.

Weighted
		Weighted	Average
		Average	Remaining	Aggregate
	Number of	Exercise	Life	Intrinsic
	Options	Price	In Years	Value
Outstanding, December 31, 2023	—	$—	—	$—
Outstanding, September 30, 2024	803,646	$12.11	9.73	$—
Exercisable, September 30, 2024	629,344	$12.11	9.73	$—

Intrinsic value is calculated as the difference between the exercise price of the underlying options and the estimated fair value of the common stock for the options that had exercise prices that were lower than the per share fair value of the common stock on the related measurement date.

In accordance with ASC 718, 174,302 of the options granted are awards granted with a performance condition which will vest over one year from grant date. Two employees who received option at the closing included a performance condition, as such the unvested portion of the options is not considered part of the consideration paid and as such the proportional value of the unvested portion of the options will be recognized over the one-year service period. The weighted average grant date fair value of awards granted for the nine months ended September 30, 2024 was $8.00 per option. The fair value of the unvested options was estimated using a Black-Scholes option model utilizing assumptions related to the contractual term of the instruments, estimated volatility of the price of the Common Stock and current interest rates. Below are the key assumptions used in valuing the unvested options.

	As of
	June 24, 2024
Stock Price	$12.11
Exercise Price	$12.11
Volatility	105.00%
Risk-free rate of return	4.46%
Expected term (in years)	3	years

As of September 30, 2024, unrecognized compensation cost related to the unvested options granted was approximately $1,013,138 to be recognized through June 2025. The value of the fully vested options, which were included as part of the recapitalization, was $5,034,045 on June 24, 2024 grant date and closing of the business combination. Share-based compensation expense of $349,095 and $381,084 was recognized for the three and nine months ended September 30, 2024 and no share-based compensation expenses were recognized during the three and nine months ended September 30, 2023.

Digital Health Acquisition Corp.
STOCKHOLDERS' DEFICIT

NOTE 7. STOCKHOLDERS’ DEFICIT

Common Stock

The Company is authorized to issue 50,000,000 of common shares with a par value of $0.0001 per share. On June 7, 2021, the Sponsor, along with certain of the Company’s directors, officers and advisors purchased 4,312,500 shares for an aggregate purchase price of $25,000. In October 2021, the Sponsor, officers and certain advisors forfeited an aggregate of 1,437,500 shares of common stock, resulting in 2,875,000 founder shares outstanding. At the closing of the Initial Public Offering, 557,000 shares were issued as part of the Private Placement sale. On October 6, 2022, in connection with the Original Bridge SPA, 30,000 shares were issued to the

Bridge Investor. In February 2023, 20,000 shares were issued to an additional stockholder. On May 5, 2023 in connection with the Extension Purchase Agreement, 7,000 shares were issued to the investor. As of December 31, 2023 and 2022, there were 3,489,000 and 3,462,000 shares of common stock issued and outstanding, respectively, excluding 114,966 and 694,123 shares subject to redemption which were classified outside of permanent deficit on the consolidated balance sheets. The holders of record of the Company’s common stock are entitled to one vote for each share held on all matters to be voted on by stockholders. In connection with any vote held to approve the Company’s initial business combination, the initial stockholders, insiders, officers and directors, have agreed to vote their respective shares of common stock owned by them immediately prior to this offering, including both the insider shares and any shares acquired in this offering or following this offering in the open market, in favor of the proposed business combination.

Pursuant to the amended and restated certificate of incorporation, if the Company does not consummate its initial business combination within 27 months from the closing of this offering (as extended as of December 31, 2023), it will (i) cease all operations except for the purpose of winding up, (ii) as promptly as reasonably possible but not more than ten business days thereafter, redeem 100% of the outstanding public shares, which redemption will completely extinguish public stockholders’ rights as stockholders (including the right to receive further liquidation distributions, if any), subject to applicable law, and (iii) as promptly as reasonably possible following such redemption, subject to the approval of the remaining stockholders and the board of directors, dissolve and liquidate, subject (in the case of (ii) and (iii) above) to the Company’s obligations under Delaware law to provide for claims of creditors and the requirements of other applicable law. The Company’s insiders have agreed to waive their rights to share in any distribution with respect to their insider shares.

The stockholders have no conversion, preemptive or other subscription rights and there are no sinking fund or redemption provisions applicable to the shares of common stock, except that public stockholders have the right to sell their shares to the Company in any tender offer or have their shares of common stock converted to cash equal to their pro rata share of the Trust Account if they vote on the proposed business combination and the business combination is completed.

If the Company holds a stockholder vote to amend any provisions of the certificate of incorporation relating to stockholders’ rights or pre-business combination activity (including the substance or timing within which it has to complete a business combination), it will provide its public stockholders with the opportunity to redeem their shares of common stock upon approval of any such amendment at a per-share price, payable in cash, equal to the aggregate amount then on deposit in the Trust Account, including interest earned on the funds held in the Trust Account and not previously released to the Company to pay its franchise and income taxes, divided by the number of then outstanding public shares, in connection with any such vote. In either of such events, converting stockholders would be paid their pro rata portion of the Trust Account promptly following consummation of the business combination or the approval of the amendment to the certificate of incorporation. If the business combination is not consummated or the amendment is not approved, stockholders will not be paid such amounts.